Fair Value Measurement - Summary of Investments at Fair Value (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 291,884,316	$ 232,215,861
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	277,918,166	218,080,372
Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	13,966,150	14,135,489
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	291,884,316	232,215,861
Level 1 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	277,918,166	218,080,372
Level 1 | Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	13,966,150	14,135,489
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0